Derivatives (Schedule Of Fair Value Hedges) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fixed Rate Debt [Member]
Amount of gain (loss) recognized in income	$ (16.2)	$ (23.9)	$ 43.9
Interest Rate Swaps [Member]
Amount of gain (loss) recognized in income	$ 16.2	$ 23.9	$ (43.9)